As filed with the Securities and Exchange Commission on November 5, 2021

Securities Act Registration No. 333-206491

Investment Company Act Reg. No. 811-23089

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47	☐

(Check appropriate box or boxes.)

IDX Funds

(Exact Name of Registrant as Specified in Charter)

4300 Shawnee Mission Parkway, Suite 100

Fairway, Kansas 66205

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 244-6235

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

 (Name and Address of Agent for Service)

Bo J. Howell
Strauss Troy Co., LPA
150 E. 4th Street, 4th Floor
Cincinnati, OH 45202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On November 10, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the M3Sixty Funds Trust filed with the Commission on August 13, 2021 (Accession No. 0001387131-21-008477) (the “Registration Statement”) until November 10, 2021. The prospectus, statement of additional information, and Part C included in the Registration Statement are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in City of Fairway, and State of Kansas, on this 5th day of November, 2021.

IDX Funds

By:	/s/ Randall K. Linscott
Randall K. Linscott, Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		November 5, 2021
Kelley J. Brennan, Trustee		Date
*		November 5, 2021
Steven D. Poppen, Trustee		Date
*		November 5, 2021
Tobias Caldwell, Trustee		Date

/s/ Randall K. Linscott		November 5, 2021
Randall K. Linscott, Trustee		Date
/s/ Gordon M. Jones		November 5, 2021
Gordon M. Jones, Treasurer		Date
* By:	/s/ Randall K. Linscott	November 5, 2021
Randall K. Linscott, Attorney-in-Fact		Date